CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Total revenue	$ 11,853,266	$ 10,693,196
COST OF SALES
Total cost of sales	3,560,624	4,060,034
GROSS PROFIT	8,292,642	6,633,162
OPERATING EXPENSES
Depreciation expense	20,777	23,132
Selling, general and administrative	3,076,820	2,703,141
Total operating expenses	3,097,597	2,726,273
INCOME FROM CONTINUING OPERATIONS	5,195,045	3,906,889
OTHER INCOME (EXPENSE)
Other (expense) income	(49,795)	150,250
Gain on debt refinance and forgiveness	115,448	1,397,271
Penalties and fees	(53,000)	(2,063,916)
Interest expense	(1,956,266)	(6,387,309)
Amortization of debt discounts	(136,518)	(253,823)
Total other expenses	(2,080,131)	(7,157,527)
NET INCOME (LOSS) BEFORE DISCONTINUED OPERATIONS	3,114,914	(3,250,638)
LOSS FROM DISCONTINUED OPERATIONS	0	(2,178,883)
LOSS FROM DISPOSAL OF DISCONTINUED OPERATIONS	(86,520)	0
LOSS FROM DISCONTINUED OPERATIONS	(86,520)	(2,178,883)
NET INCOME (LOSS) FOR THE YEAR	3,028,394	(5,429,521)
PREFERRED STOCK DIVIDENDS	(780,074)	(384,170)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 2,248,320	$ (5,813,691)
BASIC EARNINGS (LOSS) PER SHARE
CONTINUING OPERATIONS	$ 156	$ (999)
DISCONTINUED OPERATIONS	(6)	(374)
DILUTED EARNINGS (LOSS) PER SHARE
CONTINUING OPERATIONS	232	(999)
DISCONTINUED OPERATIONS	$ (6)	$ (374)
WEIGHTED AVERAGE SHARES OUTSTANDING – BASIC	14,444	5,822
WEIGHTED AVERAGE SHARES OUTSTANDING – DILUTED	15,001	5,822
Health Care [Member]
REVENUE
Total revenue	$ 11,853,266	$ 10,693,196
COST OF SALES
Total cost of sales	$ 3,560,624	$ 4,060,034